Stockholders' Deficit (Detail)		6 Months Ended	12 Months Ended
	Jan. 24, 2023 shares	Jun. 30, 2023 designee shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Common stock shares issued (in shares)		44,505,944	39,081,744
Common stock, shares, outstanding (in shares)	43,769,290	44,505,944	39,081,744
Legacy Bridger Common Shareholders
Class of Stock [Line Items]
Temporary equity shares outstanding (in shares)	233,323
JCIC Sponsor
Class of Stock [Line Items]
Temporary equity shares outstanding (in shares)	855,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock voting rights		one vote
Stock issued during period (in shares)	43,769,290
Number of designees | designee		3
Common Class A [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Common stock shares issued (in shares)			30,000,000	30,000,000
Common stock, shares, outstanding (in shares)			30,000,000	30,000,000
Common Class A [Member] | Legacy Bridger Common Shareholders
Class of Stock [Line Items]
Stock issued during period (in shares)	39,081,744
Common Class A [Member] | Public Shareholders
Class of Stock [Line Items]
Stock issued during period (in shares)	2,084,357
Common Class A [Member] | JCIC Sponsor and Independent Directors of JCIC
Class of Stock [Line Items]
Stock issued during period (in shares)	2,603,189
Common Class A [Member] | Legacy Bridger Common Shares
Class of Stock [Line Items]
Common stock shares issued (in shares)			30,000,000
Common stock, shares, outstanding (in shares)			30,000,000
Common stock voting rights			one vote
Common Class B
Class of Stock [Line Items]
Number of designees | designee		2
Common Class B | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Common stock shares issued (in shares)			9,756,130	9,756,130
Common stock, shares, outstanding (in shares)			9,756,130	9,756,130
Common Class B | Legacy Bridger Common Shares
Class of Stock [Line Items]
Common stock shares issued (in shares)			9,756,130	9,756,130
Common stock, shares, outstanding (in shares)			9,756,130	9,756,130
Common stock voting rights			one vote	one vote
Percentage of common shares outstanding		10.00%
Common Class C | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Common stock shares issued (in shares)			243,871	243,871
Common stock, shares, outstanding (in shares)			243,871	243,871
Common Class C | Legacy Bridger Common Shares
Class of Stock [Line Items]
Common stock shares issued (in shares)			243,871
Common stock, shares, outstanding (in shares)			243,871
Common Class D | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Class of Stock [Line Items]
Common stock shares issued (in shares)			606,061	606,061
Common stock, shares, outstanding (in shares)			606,061	606,061
Common Class D | Legacy Bridger Common Shares
Class of Stock [Line Items]
Common stock shares issued (in shares)			606,061
Common stock, shares, outstanding (in shares)			606,061